Earnings per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share
Schedule of earnings per share

	At December 31,
	2022	2021	2020
Income / (loss) attributable to equity holders of the Group	168,166	(117,755)	(253,053)
Weighted average number of shares (thousands) (Note 31. c)	160,755	160,500	160,022
Basic earnings per share of the year	1.05	(0.73)	(1.58)

	At December 31,
	2022	2021	2020
From continuing operations attributable to the ordinary equity holders of the Group	1.05	(0.60)	(1.55)
From discontinued operations	—	(0.13)	(0.03)
Total basic earnings per share attributable to the ordinary equity holders of the Group	1.05	(0.73)	(1.58)

	At December 31,
	2022	2021	2020
Weighted average number of shares outstanding	163,223	163,223	160,748
Weighted average number of treasury shares	(2,468)	(2,723)	(726)
Weighted average number of ordinary shares used as the denominator in calculating basic earnings per share	160,755	160,500	160,022
Adjustments for calculation of diluted earnings per share:
Equity settled share based payment (1)	40	-	-
Weighted average number of ordinary shares and potential ordinary shares used as the denominator in calculating diluted earnings per share	160,795	160,500	160,022